Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Notes
Commitments and Contingencies

Note 11:  Commitments and Contingencies

Legal Matters

Like other members of the insurance industry, the Company is occasionally a party to a number of lawsuits and other types of proceedings, some of which may involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and involve a range of the Company's practices.  The Company has established procedures and policies to facilitate compliance with laws and regulations and to support financial reporting.

In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.  In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the financial statements of the Company.